DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES

	Initial Valuations (on new derivative instruments entered into during the three months ended September 30, 2021)	September 30, 2021
Volatility	-	206.00%
Expected Remaining Term (in years)	-	0.01
Risk Free Interest Rate	-	0.07%
Expected dividend yield	None	None

Convertible Debt

	Initial Valuations during the year ended June 30, 2021	Initial Valuations during the year ended June 30, 2020	June 30, 2021	June 30, 2020
Volatility	N/A	227-279%	222%	264%
Expected remaining term	N/A	1.00	0.01	0.01 – 0.70
Risk-free interest rate	N/A	1.53 – 1.59%	0.05%	0.13 – 0.18%
Expected dividend yield	N/A	None	None	None

SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and June 30, 2021:

	Balance at September 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$58,124	$—	$—	$58,124
Total	$58,124	$—	$—	$58,124

	Balance at June 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$54,220	$—	$—	$54,220
Total	$54,220	$—	$—	$54,220

	Balance at June 30, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$54,220	$—	$—	$54,220
Total	$54,220	$—	$—	$54,220

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2020:

	Balance at June 30, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$177,009	$—	$—	$177,009
Total	$177,009	$—	$—	$177,009

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

The following is a roll forward for the three months ended September 30, 2021 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2021	$54,220
Change in fair value included in statements of operations	3,904
Balance at September 30, 2021	$58,124

The following is a roll forward for the years ended June 30, 2021 and 2020 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2019	$698,264
Reductions due to conversions	(362,962)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	227,000
Initial fair value of embedded conversion option derivative liability recorded as expense	351,461
Change in fair value included in statements of operations	(736,754)
Balance at June 30, 2020	177,009
Gain on debt extinguishment	(130,975)
Change in fair value included in statements of operations	8,186
Balance at June 30, 2021	$54,220